Inventory Change in Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Abstract]
Inventories at the beginning of the period	$ 242	$ 219
Net addition		20
Change in foreign exchange rates	(3)	3
Net addition	12
Inventories at the end of the period	$ 251	$ 242